UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

John R. Raitt Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602 Cameron S. Avery Bell, Boyd & Lloyd LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/08

Date of reporting period:	12/31/07

Item 1. Schedule of Investments.

The Oakmark Fund

Schedule of Investments—December 31, 2007 (Unaudited)

Name	Shares Held	Market Value
Common Stocks—94.8%

Apparel Retail—1.8%
Limited Brands	4,628,047	87,608,930

Broadcasting & Cable TV—4.4%
Liberty Media Holding Corporation - Capital, Class A (a)	999,670	116,451,558
Comcast Corporation, Class A (a)	3,486,000	63,166,320
Discovery Holding Company, Class A (a)	1,540,140	38,719,120
		218,336,998

Catalog Retail—1.4%
Liberty Media Holding Corporation - Interactive, Class A (a)	3,699,850	70,593,138

Computer & Electronics Retail—2.6%
Best Buy Co., Inc.	2,419,400	127,381,410

Department Stores—1.8%
Kohl’s Corporation (a)	1,950,000	89,310,000

Home Improvement Retail—1.7%
The Home Depot, Inc.	3,181,500	85,709,610

Homebuilding—0.7%
Pulte Homes, Inc.	3,492,200	36,807,788

Household Appliances—1.9%
The Black & Decker Corporation	1,350,000	94,027,500

Housewares & Specialties—2.0%
Fortune Brands, Inc.	1,350,000	97,686,000

Motorcycle Manufacturers—1.9%
Harley-Davidson, Inc.	2,000,000	93,420,000

Movies & Entertainment—7.2%
Viacom, Inc., Class B (a)	2,939,745	129,113,600
Time Warner, Inc.	7,447,700	122,961,527
The Walt Disney Company	3,300,000	106,524,000
		358,599,127

Restaurants—5.7%
Yum! Brands, Inc.	4,264,000	163,183,280
McDonald’s Corporation	1,994,000	117,466,540
		280,649,820

Specialized Consumer Services—2.0%
H&R Block, Inc.	5,358,600	99,509,202

Brewers—4.6%
Anheuser-Busch Companies, Inc.	2,250,000	117,765,000
InBev NV (b)	1,350,000	112,312,372
		230,077,372

Distillers & Vintners—2.2%
Diageo Plc (c)	1,271,000	109,089,930

Hypermarkets & Super Centers—1.9%
Wal-Mart Stores, Inc.	2,000,000	95,060,000

Packaged Foods & Meats—4.0%
H.J. Heinz Company	2,150,000	100,362,000
General Mills, Inc.	1,756,000	100,092,000
		200,454,000

Integrated Oil & Gas—1.6%
ConocoPhillips	900,373	79,502,936

Asset Management & Custody Banks—1.8%
Bank of New York Mellon Corporation	1,839,630	89,700,359

Consumer Finance—2.2%
Capital One Financial Corporation	2,328,000	110,021,280

Diversified Banks—2.2%
U.S. Bancorp	3,450,000	109,503,000

Life & Health Insurance—2.0%
AFLAC Incorporated	1,567,000	98,141,210

Other Diversified Financial Services—3.2%
JPMorgan Chase & Co.	2,700,000	117,855,000
Citigroup, Inc.	1,400,000	41,216,000
		159,071,000

Thrifts & Mortgage Finance—1.8%
Washington Mutual, Inc.	6,637,300	90,333,653

Health Care Equipment—3.7%
Medtronic, Inc.	1,850,000	92,999,500
Baxter International, Inc.	1,050,000	60,952,500
Covidien Limited	639,500	28,323,455
		182,275,455

Pharmaceuticals—6.8%
Bristol-Myers Squibb Company	4,400,000	116,688,000
Schering-Plough Corporation	4,260,200	113,491,728
Abbott Laboratories	1,937,300	108,779,395
		338,959,123

Aerospace & Defense—3.2%
Raytheon Company	1,350,000	81,945,000
Honeywell International, Inc.	1,250,000	76,962,500
		158,907,500

Air Freight & Logistics—1.3%
FedEx Corp.	750,000	66,877,500

Building Products—1.5%
Masco Corporation	3,433,000	74,187,130

Industrial Conglomerates—0.5%
Tyco International, Ltd.	639,500	25,356,175

Computer Hardware—5.1%
Dell Inc. (a)	4,100,000	100,491,000
Hewlett-Packard Company	1,825,000	92,126,000
Sun Microsystems, Inc. (a)	3,442,500	62,412,525
		255,029,525

Data Processing & Outsourced Services—1.3%
Western Union Company	2,575,000	62,521,000

Electronic Manufacturing Services—0.5%
Tyco Electronics, Ltd.	639,500	23,744,635

Office Electronics—1.7%
Xerox Corporation	5,272,400	85,360,156

Semiconductors—5.0%
Intel Corporation	4,700,000	125,302,000
Texas Instruments Incorporated	3,700,000	123,580,000
		248,882,000

Wireless Telecommunication Services—1.6%
Sprint Nextel Corporation	5,903,000	77,506,390

Total Common Stocks (Cost: $3,603,963,498)		4,710,200,852

Name	Par Value	Market Value
Short Term Investments—5.2%

U.S. Government Agencies—1.0%
Federal Home Loan Mortgage Corp., 4.28% due 1/3/2008	50,000,000	49,988,111

Total U.S. Government Agencies (Cost: $49,988,111)		49,988,111

Repurchase Agreement—4.2%
State Street Bank and Trust Co. Repurchase Agreement, 4.00% dated 12/31/2007 due 1/2/2008, repurchase price $207,425,308, collateralized by Federal National Mortgage Association Bonds, with rates of 5.165% - 5.633%, with maturities from 5/25/2036 - 8/1/2037 and with an aggregate market value plus accrued interest of $217,749,910.	207,379,224	207,379,224

Total Repurchase Agreement (Cost: $207,379,224)		207,379,224

Total Short Term Investments (Cost: $257,367,335)		257,367,335

Total Investments (Cost $3,861,330,833)—100.0%		$4,967,568,187
Other Liabilities In Excess Of Other Assets—(0.0%)		(2,289,595)

Total Net Assets—100%		$4,965,278,592

(a)        Non-income producing security.

(b)        Represents a foreign domiciled corporation.

(c)        Represents an American Depositary Receipt.

The Oakmark Select Fund

Schedule of Investments—December 31, 2007 (Unaudited)

Name	Shares Held	Market Value
Common Stocks—96.0%

Apparel Retail—4.4%
Limited Brands	9,280,981	175,688,970

Broadcasting & Cable TV—9.8%
Discovery Holding Company, Class A (a)	10,109,500	254,152,830
Comcast Corporation, Class A (a)	7,788,600	141,129,432
		395,282,262

Catalog Retail—5.0%
Liberty Media Holding Corporation - Interactive, Class A (a)	10,450,000	199,386,000

Home Improvement Retail—2.7%
The Home Depot, Inc.	4,100,000	110,454,000

Movies & Entertainment—10.3%
Viacom, Inc., Class B (a)	4,875,000	214,110,000
Time Warner, Inc.	12,217,000	201,702,670
		415,812,670

Restaurants—13.1%
Yum! Brands, Inc.	8,915,000	341,177,050
McDonald’s Corporation	3,128,000	184,270,480
		525,447,530

Specialized Consumer Services—6.8%
H&R Block, Inc.	14,719,600	273,342,972

Other Diversified Financial Services—4.8%
JPMorgan Chase & Co.	4,444,000	193,980,600

Thrifts & Mortgage Finance—7.7%
Washington Mutual, Inc.	22,667,400	308,503,314

Health Care Technology—4.4%
IMS Health Incorporated	7,703,441	177,487,281

Pharmaceuticals—4.9%
Bristol-Myers Squibb Company	7,410,200	196,518,504

Diversified Commercial & Professional Services—2.5%
The Dun & Bradstreet Corporation	1,134,900	100,586,187

Computer Hardware—4.6%
Dell Inc. (a)	7,613,000	186,594,630

Data Processing & Outsourced Services—5.0%
Western Union Company	8,365,400	203,111,912

Office Electronics—5.0%
Xerox Corporation	12,346,400	199,888,216

Semiconductors—5.0%
Intel Corporation	7,547,000	201,203,020

Total Common Stocks (Cost: $3,083,314,922)		3,863,288,068

Name	Par Value	Market Value
Short Term Investments—4.4%

U.S. Government Agencies—1.9%
Federal Home Loan Bank, 4.23% due 1/7/2008	25,000,000	24,982,375
Federal Home Loan Mortgage Corporation, 4.28% due 1/3/2008	50,000,000	49,988,111

Total U.S. Government Agencies (Cost: $74,970,486)		74,970,486

Repurchase Agreement—2.5%
State Street Bank and Trust Co. Repurchase Agreement, 4.00% dated 12/31/2007 due 1/2/2008, repurchase price $100,027,217, collateralized by Federal Home Loan Mortgage Corp. Bonds, with rates of 3.869% - 7.100%, with maturities from 4/1/2033 - 3/1/2035, and with an aggregate market value plus accrued interest of $105,005,794	100,004,994	100,004,994

Total Repurchase Agreement (Cost: $100,004,994)		100,004,994

Total Short Term Investments (Cost: $174,975,480)		174,975,480

Total Investments (Cost $3,258,290,402)—100.4%		$4,038,263,548
Other Liabilities In Excess Of Other Assets—(0.4%)		(14,338,761)

Total Net Assets—100%		$4,023,924,787

(a)        Non-income producing security.

The Oakmark Equity and Income Fund

Schedule of Investments—December 31, 2007 (Unaudited)

Name	Shares Held	Market Value
Equity and Equivalents—56.2%
Common Stocks—56.2%

Apparel Retail—1.3%
Foot Locker, Inc.	7,100,000	96,986,000
The TJX Companies, Inc.	2,900,000	83,317,000
		180,303,000

Apparel, Accessories & Luxury Goods—0.4%
Carter’s, Inc. (a)	2,850,000	55,147,500

Automobile Manufacturers—0.2%
Thor Industries, Inc.	600,000	22,806,000

Broadcasting & Cable TV—4.6%
EchoStar Communications Corporation, Class A (a)	8,250,000	311,190,000
The E.W. Scripps Company, Class A	6,400,000	288,064,000
CBS Corporation, Class A	1,275,000	34,106,250
		633,360,250

Home Furnishings—0.6%
Mohawk Industries, Inc. (a)	1,100,000	81,840,000

Movies & Entertainment—1.7%
News Corporation, Class B	11,000,000	233,750,000

Publishing—2.6%
The Washington Post Company, Class B	325,000	257,214,750
Idearc, Inc.	5,300,000	93,068,000
Primedia, Inc.	583,333	4,958,330
		355,241,080

Brewers—1.4%
InBev NV (b)	2,350,000	195,506,723

Distillers & Vintners—2.6%
Diageo Plc (c)	4,100,000	351,903,000

Drug Retail—2.9%
CVS Caremark Corporation	10,000,000	397,500,000

Packaged Foods & Meats—3.2%
Nestle SA (c) (g)	3,900,000	447,365,100

Personal Products—1.6%
Avon Products, Inc.	5,720,100	226,115,553

Tobacco—1.1%
UST, Inc.	2,654,600	145,472,080

Oil & Gas Exploration & Production—13.0%
XTO Energy, Inc.	13,201,672	678,037,874
Apache Corporation	3,850,000	414,029,000
EnCana Corp. (b)	5,384,800	365,951,008
Newfield Exploration Co. (a)	6,300,000	332,010,000
		1,790,027,882

Property & Casualty Insurance—2.4%
SAFECO Corporation	4,000,000	222,720,000
First American Corporation	3,150,000	107,478,000
		330,198,000

Reinsurance—0.7%
PartnerRe, Ltd. (b)	1,150,000	94,909,500

Health Care Equipment—4.1%
Medtronic, Inc.	6,900,000	346,863,000
Hospira, Inc. (a)	5,000,000	213,200,000
		560,063,000

Health Care Services—1.4%
Express Scripts, Inc. (a)	2,600,000	189,800,000

Life Sciences Tools & Services—0.7%
Varian, Inc. (a) (d)	1,567,333	102,346,845

Aerospace & Defense—5.7%
General Dynamics Corporation	4,700,000	418,253,000
Raytheon Company	3,599,700	218,501,790
Alliant Techsystems, Inc. (a)	1,325,000	150,732,000
		787,486,790

Industrial Conglomerates—0.6%
Walter Industries, Inc.	2,500,700	89,850,151

Industrial Machinery—2.5%
Ingersoll-Rand Co., Class A	6,000,000	278,820,000
Mueller Water Products, Inc., Class B (d)	6,719,153	66,989,955
		345,809,955

Application Software—0.3%
Mentor Graphics Corporation (a)	3,288,318	35,448,068

Computer Hardware—0.1%
Teradata Corporation (a)	747,100	20,478,011

Semiconductors—0.5%
International Rectifier Corporation (a)	1,899,700	64,532,809

Total Common Stocks (Cost: $5,586,821,092)		7,737,261,297

Total Equity And Equivalents (Cost: $5,586,821,092)		7,737,261,297

	Shares Held/
Name	Par Value		Market Value
Fixed Income—38.5%

Corporate Bonds—0.1%

Paper Packaging—0.1%
Sealed Air Corporation, 144A, 5.625% due 7/15/2013 (e)	20,000,000		19,972,460

Total Corporate Bonds (Cost: $20,145,087)			19,972,460

Government and Agency Securities—38.4%

France Government Bonds—0.5%
France Government, 3.00% due 7/25/2012, Inflation Indexed	EUR	45,213,200	69,126,881

U.S. Government Notes—33.5%
United States Treasury Notes, 4.875% due 5/15/2009	750,000,000		767,695,500
United States Treasury Notes, 5.125% due 5/15/2016	500,000,000		541,172,000
United States Treasury Notes, 2.00% due 4/15/2012, Inflation Indexed	514,785,000		533,526,263
United States Treasury Notes, 5.125% due 6/30/2011	500,000,000		531,211,000
United States Treasury Notes, 4.875% due 2/15/2012	500,000,000		530,390,500
United States Treasury Notes, 3.625% due 1/15/2008, Inflation Indexed	387,957,000		388,453,585
United States Treasury Notes, 0.875% due 4/15/2010, Inflation Indexed	275,702,500		274,776,415
United States Treasury Notes, 5.00% due 8/15/2011	250,000,000		264,843,750
United States Treasury Notes, 4.75% due 3/31/2011	250,000,000		262,265,500
United States Treasury Notes, 4.875% due 8/15/2009	250,000,000		256,914,000
United States Treasury Notes, 4.00% due 4/15/2010	250,000,000		255,078,000
			4,606,326,513

U.S. Government Agencies—4.4%
Federal Farm Credit Bank, 4.67% due 2/22/2012 (f)	100,000,000	99,684,100
Federal Home Loan Bank, 5.25% due 1/16/2009	50,000,000	50,606,900
Federal National Mortgage Association, 5.00% due 10/15/2010	50,000,000	50,347,900
Federal National Mortgage Association, 5.30% due 8/6/2009	50,000,000	50,306,200
Federal Home Loan Bank, 5.00% due 2/4/2009	34,840,000	35,228,013
Federal Farm Credit Bank, 3.75% due 1/15/2009	25,887,000	25,823,033
Federal Home Loan Bank, 4.50% due 6/9/2010	25,000,000	25,517,450
Federal Home Loan Mortgage Corp., 5.05% due 10/15/2010	25,000,000	25,183,575
Federal Home Loan Mortgage Corp., 5.395% due 2/28/2011	25,000,000	25,055,300
Federal Home Loan Bank, 4.739% due 5/20/2009 (f)	25,000,000	24,989,325
Federal Farm Credit Bank, 4.92% due 1/11/2010	20,000,000	20,525,460
Federal Farm Credit Bank, 5.00% due 3/2/2009	15,500,000	15,693,332
Federal Home Loan Bank, 4.50% due 5/12/2010	15,000,000	15,303,645
Federal National Mortgage Association, 5.75% due 6/9/2011	14,575,000	14,670,248
Federal Farm Credit Bank, 5.15% due 7/20/2009	10,531,000	10,772,539
Federal Farm Credit Bank, 5.25% due 7/16/2010	10,000,000	10,394,110
Federal Home Loan Bank, 4.54% due 7/6/2010	10,000,000	10,221,250
Tennessee Valley Authority, 6.79% due 5/23/2012	9,000,000	9,977,967
Tennessee Valley Authority, 5.625% due 1/18/2011	8,991,000	9,450,197
Federal Home Loan Bank, 6.795% due 6/30/2009	7,005,000	7,325,507
Federal Farm Credit Bank, 4.85% due 12/16/2009	6,500,000	6,646,464
Federal Farm Credit Bank, 5.125% due 6/6/2011	5,605,000	5,863,391
Federal Farm Credit Bank, 5.10% due 8/9/2011	5,000,000	5,229,440
Federal Farm Credit Bank, 4.125% due 4/15/2009	5,147,000	5,168,036
Federal Farm Credit Bank, 4.75% due 5/7/2010	5,000,000	5,128,670
Federal Home Loan Bank, 4.75% due 12/11/2009	5,000,000	5,109,025
Federal Farm Credit Bank, 4.90% due 9/2/2009	5,000,000	5,104,055
Federal Farm Credit Bank, 5.01% due 1/22/2009	5,000,000	5,052,655
Federal Farm Credit Bank, 4.125% due 7/17/2009	5,000,000	5,037,855
Federal Farm Credit Bank, 4.639% due 7/29/2009 (f)	5,000,000	4,997,170
Federal Farm Credit Bank, 4.85% due 3/9/2011	4,457,000	4,616,797
Federal Farm Credit Bank, 5.05% due 5/25/2011	4,000,000	4,173,920
Federal Home Loan Bank, 4.75% due 3/13/2009	4,100,000	4,142,041
Federal Farm Credit Bank, 4.50% due 8/8/2011	3,000,000	3,052,509
Federal Farm Credit Bank, 4.82% due 10/12/2012	2,500,000	2,593,277
		608,991,356

Total Government and Agency Securities (Cost: $5,089,893,992)		5,284,444,750

Total Fixed Income (Cost: $5,110,039,079)		5,304,417,210

Name	Par Value	Market Value
Short Term Investments—4.9%

U.S. Government Agencies—3.1%
Federal Agricultural Mortgage Corp., 4.20% due 3/13/2008 - 3/18/2008	64,500,000	63,924,250
Federal Home Loan Bank, 4.28%-4.85% due 1/4/2008 - 1/25/2008	125,000,000	124,792,333
Federal Home Loan Mortgage Corp., 4.10%-4.28% due 1/3/2008 - 3/31/2008	55,000,000	54,686,556
Federal National Mortgage Association, 4.12%-4.29% due 1/8/2008 - 4/11/2008	175,000,000	173,689,639

Total U.S. Government Agencies (Cost: $417,092,778)		417,092,778

Repurchase Agreement—1.8%
State Street Bank and Trust Co. Repurchase Agreement, 4.00% dated 12/31/2007 due 1/2/2008, repurchase price $251,737,003, collateralized by Federal Home Loan Mortgage Corp. Bonds, with rates of 5.328% - 5.528%, with maturities from 6/1/2036 - 8/15/2036, and with an aggregate market value plus accrued interest of $256,388,744, and by a Federal National Mortgage Association Bond, with a rate of 5.165%, with a maturity 5/25/2036, and with an aggregate market value plus accrued interest of $7,878,124	251,681,074	251,681,074

Total Repurchase Agreement (Cost: $251,681,074)		251,681,074

Total Short Term Investments (Cost: $668,773,852)		668,773,852

Total Investments (Cost $11,365,634,023)—99.6%		$13,710,452,359
Other Assets In Excess Of Other Liabilities—0.4%		57,066,714

Total Net Assets—100%		$13,767,519,073

(a)	Non-income producing security.
(b)	Represents a foreign domiciled corporation.
(c)	Represents an American Depositary Receipt.
(d)	See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Floating Rate Note. Rate shown is as of December 31, 2007.
(g)	Market value is determined in accordance with procedures estabilshed in good faith by the Board of Trustees.

Key to abbreviations:

EUR:    Euro Dollar

The Oakmark Global Fund

Global Diversification—December 31, 2007 (Unaudited)

% of Fund
Equity Market Value

United States	45.0%
Europe	37.1%
Switzerland	16.1%
Great Britain	9.2%
Germany	4.5%
France	3.5%
Ireland	2.9%
Italy	0.9%
Pacific Rim	15.0%
Japan	10.9%
Korea	4.1%
North America	2.2%
Canada	2.2%
Latin America	0.7%
Mexico	0.7%

The Oakmark Global Fund

Schedule of Investments—December 31, 2007 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—99.0%

Apparel, Accessories & Luxury Goods—0.9%
Bulgari S.p.A. (Italy)	Jewelry Manufacturer & Retailer	1,946,000	27,153,118

Automobile Manufacturers—4.4%
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	1,192,800	73,729,285
Daimler AG Registered (Germany)	Automobile Manufacturer	565,100	54,848,648
			128,577,933

Broadcasting & Cable TV—4.0%
Discovery Holding Company, Class A (United States) (a)	Media Management & Network Services	2,913,700	73,250,418
CBS Corporation, Class B (United States)	Radio & Television Broadcasting	1,585,000	43,191,250
			116,441,668

Household Appliances—3.2%
Snap-On Incorporated (United States)	Tool & Equipment Manufacturer	1,922,300	92,731,752

Motorcycle Manufacturers—1.3%
Harley-Davidson, Inc. (United States)	Motorcycle Manufacturer	780,000	36,433,800

Movies & Entertainment—6.5%
Viacom, Inc., Class B (United States) (a)	Publishing Company	1,325,300	58,207,176
Live Nation, Inc. (United States) (a)	Live Events Producer, Operator, & Promoter	3,119,500	45,295,140
Time Warner, Inc. (United States)	Filmed Entertainment & Television Networks	2,602,300	42,963,973
News Corporation, Class B (United States)	International Multimedia & Entertainment Company	1,986,100	42,204,625
			188,670,914

Publishing—2.7%
The Washington Post Company, Class B (United States)	Newspaper & Magazine Publishing; Educational & Career Development Service Provider	70,360	55,685,015
Trinity Mirror plc (United Kingdom)	Newspaper Publishing	3,277,100	22,692,918
			78,377,933

Distillers & Vintners—2.0%
Diageo plc (United Kingdom)	Beverages, Wines, & Spirits Manufacturer	2,720,500	58,380,842

Household Products—1.4%
Uni-Charm Corporation (Japan)	Toiletry Products Manufacturer	310,100	19,665,489
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	4,391,000	19,254,007
			38,919,496

Packaged Foods & Meats—3.6%
Cadbury Schweppes plc (United Kingdom)	Beverage & Confectionary Manufacturer	6,396,300	78,925,673
Nestle SA (Switzerland)	Food & Beverage Manufacturer	59,000	27,071,384
			105,997,057

Soft Drinks—0.6%
Lotte Chilsung Beverage Co., Ltd. (Korea)	Soft Drinks, Juices & Sports Drinks Manufacturer	16,595	18,597,463

Oil & Gas Exploration & Production—6.1%
XTO Energy, Inc. (United States)	Oil & Natural Gas Exploration & Production	2,054,500	105,519,120
Apache Corporation (United States)	Oil & Natural Gas Exploration & Production	681,500	73,288,510
			178,807,630

Asset Management & Custody Banks—2.7%
Julius Baer Holding AG (Switzerland)	Asset Management	952,700	78,684,126

Diversified Banks—2.8%
Bank of Ireland (Ireland)	Commercial Bank	5,514,300	82,029,258

Diversified Capital Markets—7.0%
UBS AG (Switzerland)	Wealth Management & Investment Banking	2,287,600	105,770,970
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	1,634,700	98,229,127
			204,000,097

Investment Banking & Brokerage—4.0%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	12,650,000	115,283,670

Health Care Equipment—5.8%
Medtronic, Inc. (United States)	Health Care Equipment	1,589,700	79,914,219
Kinetic Concepts, Inc. (United States) (a)	Health Care Equipment & Supplies	892,160	47,784,090
Covidien Limited (United States)	Health Care Equipment & Supplies	981,000	43,448,490
			171,146,799

Health Care Services—3.1%
Laboratory Corporation of America Holdings (United States) (a)	Medical Laboratory & Testing Services	1,185,000	89,503,050

Life Sciences Tools & Services—2.2%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufacturers	3,271,600	63,632,620

Pharmaceuticals—6.9%
GlaxoSmithKline plc (United Kingdom)	Pharmaceuticals	4,069,800	103,428,798
Novartis AG (Switzerland)	Pharmaceuticals	1,724,900	94,517,154
			197,945,952

Aerospace & Defense—1.1%
Alliant Techsystems, Inc. (United States) (a)	Propulsion Systems & Munitions	269,087	30,611,337

Diversified Commercial & Professional Services—0.8%
Meitec Corporation (Japan)	Software Engineering Services	760,000	22,973,494

Human Resource & Employment Services—2.0%
Adecco SA (Switzerland)	Temporary Employment Services	1,074,300	58,061,303

Railroads—2.5%
Union Pacific Corporation (United States)	Rail Transportation Provider	573,700	72,068,194

Computer Hardware—1.2%
Dell Inc. (United States) (a)	Technology Products & Services	1,410,000	34,559,100

Electronic Equipment Manufacturers—2.0%
OMRON Corporation (Japan)	Component, Equipment, & System Manufacturer	2,435,200	58,212,387

Electronic Manufacturing Services—1.5%
Tyco Electronics, Ltd. (United States)	Manufactures Electronic Components	1,168,275	43,378,051

Office Electronics—3.5%
Neopost SA (France)	Mailroom Equipment Supplier	989,850	101,839,410

Semiconductors—9.7%
Samsung Electronics Co., Ltd. (Korea)	Consumer & Industrial Electronic Equipment Manufacturer	168,700	100,205,331
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	1,116,988	97,686,980
Intel Corporation (United States)	Computer Component Manufacturer & Designer	3,187,900	84,989,414
			282,881,725

Systems Software—3.5%
Oracle Corporation (United States) (a)	Software Services	4,475,600	101,059,048

Total Common Stocks (Cost: $2,453,672,489)			2,876,959,227

Name	Description	Par Value	Market Value
Short Term Investments—0.8%

Repurchase Agreement—0.8%
State Street Bank and Trust Co. Repurchase Agreement, 4.00% dated 12/31/2007 due 1/2/2008, repurchase price $22,740,824, collateralized by a Federal National Mortgage Corp. Bond, with a rate of 5.328%, with a maturity of 8/15/2036, and with an aggregate market value plus accrued interest of $23,876,459		22,735,772	22,735,772

Total Repurchase Agreement (Cost: $22,735,772)			22,735,772

Total Short Term Investments (Cost: $22,735,772)			22,735,772

Total Investments (Cost $2,476,408,261)—99.8%			$2,899,694,999
Foreign Currencies (Cost $430)—0.0%			$428
Other Assets In Excess Of Other Liabilities—0.2%			5,215,457

Total Net Assets—100%			$2,904,910,884

(a)     Non-income producing security.

The Oakmark Global Select Fund

Global Diversification—December 31, 2007 (Unaudited)

% of Fund
Equity Market Value

United States	49.7%
Europe	37.7%
Switzerland	20.0%
Great Britain	17.7%
Pacific Rim	12.6%
Japan	12.6%

The Oakmark Global Select Fund

Schedule of Investments—December 31, 2007 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—95.3%

Broadcasting & Cable TV—8.4%
Comcast Corporation, Class A (United States) (a)	Cable Communication Networks Provider	677,400	12,274,488
British Sky Broadcasting Group plc (United Kingdom)	Television Production & Broadcasting	981,500	12,071,988
			24,346,476

Computer & Electronics Retail—4.3%
Best Buy Co., Inc. (United States)	Computer & Electronics Retailer	240,000	12,636,000

Home Improvement Retail—4.5%
The Home Depot, Inc. (United States)	Home Improvement Retailer	485,000	13,065,900

Movies & Entertainment—9.5%
Viacom, Inc., Class B (United States) (a)	Publishing Company	324,000	14,230,080
Time Warner, Inc. (United States)	Filmed Entertainment & Television Networks	815,000	13,455,650
			27,685,730

Restaurants—4.4%
McDonald’s Corporation (United States)	Fast-food Restaurant Operator	216,000	12,724,560

Distillers & Vintners—3.1%
Diageo plc (United Kingdom)	Beverages, Wines, & Spirits Manufacturer	425,500	9,131,060

Asset Management & Custody Banks—3.0%
Schroders PLC (United Kingdom)	International Asset Management	340,800	8,816,748

Consumer Finance—3.4%
Capital One Financial Corporation (United States)	Credit Card Products & Services Provider	210,000	9,924,600

Diversified Capital Markets—5.8%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	280,000	16,825,201

Investment Banking & Brokerage—6.0%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	1,916,000	17,461,147

Thrifts & Mortgage Finance—3.2%
Washington Mutual, Inc. (United States)	Diversified Financial Services	675,000	9,186,750

Pharmaceuticals—17.2%
GlaxoSmithKline plc (United Kingdom)	Pharmaceuticals	749,800	19,055,215
Novartis AG (Switzerland)	Pharmaceuticals	328,100	17,978,479
Bristol-Myers Squibb Company (United States)	Health & Personal Care	494,000	13,100,880
			50,134,574

Human Resource & Employment Services—7.1%
Adecco SA (Switzerland)	Temporary Employment Services	383,000	20,699,506

Computer Hardware—4.6%
Dell Inc. (United States) (a)	Technology Products & Services	548,000	13,431,480

Semiconductors—10.8%
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	201,500	17,622,326
Intel Corporation (United States)	Computer Component Manufacturer & Designer	517,000	13,783,220
			31,405,546

Total Common Stocks (Cost: $299,138,683)			277,475,278

Name	Description	Par Value	Market Value
Short Term Investments—0.6%

Repurchase Agreement—0.6%
State Street Bank and Trust Co. Repurchase Agreement, 4.00% dated 12/31/2007 due 1/2/2008, repurchase price $1,828,117, collateralized by a Federal National Mortgage Association Bond, with a rate of 5.609%, with a maturity of 4/1/2035, and with an aggregate market value plus accrued interest of $1,919,126		1,827,711	1,827,711

Total Repurchase Agreement (Cost: $1,827,711)			1,827,711

Total Short Term Investments (Cost: $1,827,711)			1,827,711

Total Investments (Cost $300,966,394)—95.9%			$279,302,989
Foreign Currencies (Cost $6,626)—0.0%			$0
Other Assets In Excess Of Other Liabilities—4.1%			11,999,645

Total Net Assets—100%			$291,302,634

(a)     Non-income producing security.

The Oakmark International Fund

International Diversification—December 31, 2007 (Unaudited)

% of Fund
Equity Market Value

Europe	76.2%
Great Britain	28.0%
Switzerland	17.8%
France	10.7%
Germany	10.5%
Ireland	5.6%
Spain	2.3%
Netherlands	1.0%
Italy	0.3%
Pacific Rim	21.4%
Japan	14.2%
Korea	4.6%
Taiwan	2.2%
Hong Kong	0.4%
Latin America	1.7%
Mexico	1.7%
North America	0.4%
Canada	0.4%
Other	0.3%
Israel	0.3%

The Oakmark International Fund

Schedule of Investments—December 31, 2007 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—97.0%

Advertising—2.8%
Publicis Groupe (France)	Advertising & Media Services	5,651,400	220,894,853

Apparel Retail—0.4%
Giordano International, Limited (Hong Kong)	Pacific Rim Clothing Retailer & Manufacturer	64,109,300	30,751,021

Apparel, Accessories & Luxury Goods—4.0%
Compagnie Financiere Richemont SA (Switzerland)	Manufacturer and Retailer of Luxury Goods	2,510,700	172,135,701
LVMH Moet Hennessy Louis Vuitton SA (France)	Diversified Luxury Goods Conglomerate	986,400	119,034,406
Luxottica Group S.p. A (Italy)	Manufacturer and Retailer of Eyeglass Frames and Sunglasses	718,300	22,792,102
			313,962,209

Automobile Manufacturers—6.6%
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	4,299,000	265,729,541
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	3,699,400	124,436,023
Daimler AG Registered (Germany)	Automobile Manufacturer	1,281,400	124,372,780
			514,538,344

Broadcasting & Cable TV—8.7%
Societe Television Francaise 1 (France)	Television Production & Broadcasting	8,322,800	222,300,032
Gestevision Telecinco SA (Spain)	Television Production & Broadcasting	6,860,900	175,342,104
British Sky Broadcasting Group plc (United Kingdom)	Television Production & Broadcasting	11,818,400	145,360,765
Grupo Televisa S.A. (Mexico) (b)	Television Production & Broadcasting	5,464,200	129,884,034
			672,886,935

Movies & Entertainment—0.2%
Vivendi Universal SA (France)	Music, Games, Television, Film, & Telecommunications	428,200	19,611,851

Publishing—2.2%
Trinity Mirror plc (United Kingdom) (c)	Newspaper Publishing	15,461,248	107,064,427
Johnston Press plc (United Kingdom)	Newspaper Publishing	11,173,130	61,052,776
			168,117,203

Restaurants—0.2%
Compass Group PLC (United Kingdom)	International Foodservice Group Operator	3,135,721	19,221,641

Specialty Stores—2.7%
Signet Group plc (United Kingdom) (c)	Jewelry Retailer	154,080,300	213,544,895

Distillers & Vintners—1.4%
Diageo plc (United Kingdom)	Beverages, Wines, & Spirits Manufacturer	5,222,900	112,081,345

Household Products—0.4%
Uni-Charm Corporation (Japan)	Toiletry Products Manufacturer	528,900	33,541,041

Packaged Foods & Meats—2.2%
Cadbury Schweppes plc (United Kingdom)	Beverage & Confectionary Manufacturer	13,884,100	171,319,659

Soft Drinks—0.5%
Lotte Chilsung Beverage Co., Ltd. (Korea)	Soft Drinks, Juices & Sports Drinks Manufacturer	33,695	37,760,862

Asset Management & Custody Banks—2.0%
Schroders PLC (United Kingdom)	International Asset Management	6,109,700	158,062,460

Diversified Banks—17.4%
Bank of Ireland (Ireland)	Commercial Bank	16,766,221	249,409,837
Barclays PLC (United Kingdom)	Commercial & Investment Banking, Insurance, Financial, Asset Management and Related Services	23,854,800	238,893,418
BNP Paribas SA (France)	Commercial Bank	2,076,200	224,910,180
Lloyds TSB Group plc (United Kingdom)	Commercial Bank	23,039,500	216,079,176
HSBC Holdings plc (United Kingdom)	International Banking & Financial Services	11,558,900	193,386,639
Chinatrust Financial Holding Co. (Taiwan) (a)	Commercial Bank	233,188,318	165,741,311
Kookmin Bank (Korea) (a)	Commercial Bank	861,850	63,530,420
			1,351,950,981

Diversified Capital Markets—8.4%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	5,773,300	346,917,612
UBS AG (Switzerland)	Wealth Management & Investment Banking	6,497,200	300,408,789
			647,326,401

Investment Banking & Brokerage—4.7%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	29,870,000	272,215,276
Nomura Holdings, Inc. (Japan)	Financial Services	5,494,800	93,399,525
			365,614,801

Multi-Line Insurance—1.9%
Allianz SE (Germany)	Insurance, Banking & Financial Services	668,000	144,248,202

Reinsurance—1.0%
Hannover Rueckversicherung AG (Germany)	Reinsurance	1,721,100	79,254,594

Pharmaceuticals—7.6%
GlaxoSmithKline plc (United Kingdom)	Pharmaceuticals	12,821,300	325,837,057
Novartis AG (Switzerland)	Pharmaceuticals	4,775,800	261,693,444
			587,530,501

Building Products—0.6%
Geberit AG-Registered (Switzerland)	Building Products	324,400	44,510,897

Diversified Commercial & Professional Services—5.2%
Experian Group, Ltd. (Ireland)	Credit and Marketing Services	21,932,400	173,011,325
G4S PLC (United Kingdom)	Security Services	31,531,500	153,343,439
Meitec Corporation (Japan) (c)	Software Engineering Services	2,483,800	75,081,006
			401,435,770

Human Resource & Employment Services—2.8%
Adecco SA (Switzerland)	Temporary Employment Services	3,966,600	214,377,702

Industrial Conglomerates—0.2%
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	Electronics Manufacturer	453,900	19,556,697

Railroads—0.4%
Canadian National Railway Company (Canada)	Operates Network of Rail Tracks	606,400	28,467,908

Application Software—2.3%
SAP AG (Germany)	Develops Business Software	3,391,200	175,860,210

Electronic Equipment Manufacturers—3.1%
OMRON Corporation (Japan)	Component, Equipment, & System Manufacturer	9,028,600	215,824,721
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,237,700	21,721,635
			237,546,356

Semiconductors—6.4%
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	2,941,500	257,250,976
Samsung Electronics Co., Ltd. (Korea)	Consumer & Industrial Electronic Equipment Manufacturer	411,900	244,662,571
			501,913,547

Semiconductor Equipment—0.7%
ASML Holding NV (Netherlands) (a)	Develop, Produce, and Market Semiconductor Manufacturing Equipment	1,804,711	57,053,868

Total Common Stocks (Cost: $7,169,855,886)			7,542,942,754

Name	Description	Par Value	Market Value
Short Term Investments—1.2%

Repurchase Agreement—1.2%
State Street Bank and Trust Co. Repurchase Agreement, 4.00% dated 12/31/2007 due 1/2/2008, repurchase price $91,971,245, collateralized by a United States Treasury Index Inflation Bond, with a rate of 3.50%, with a maturity of 1/15/2011, and with an aggregate market value plus accrued interest of $128,380,000		91,950,811	91,950,811

Total Repurchase Agreement (Cost: $91,950,811)			91,950,811

Total Short Term Investments (Cost: $91,950,811)			91,950,811

Total Investments (Cost $7,261,806,697)—98.2%			$7,634,893,565
Foreign Currencies (Cost $116,135)—0.0%			$114,334
Other Assets In Excess Of Other Liabilities—1.8%			141,286,983

Total Net Assets—100%			$7,776,294,882

(a)     Non-income producing security.

(b)     Represents an American Depositary Receipt.

(c)     See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

The Oakmark International Small Cap Fund

International Diversification—December 31, 2007 (Unaudited)

% of Fund
Equity Market Value

Europe	75.0%
Great Britain	30.8%
France	14.2%
Germany	11.4%
Italy	6.5%
Switzerland	4.2%
Norway	3.1%
Netherlands	2.1%
Greece	1.8%
Sweden	0.9%
Pacific Rim	17.9%
Japan	8.9%
Korea	3.1%
Malaysia	2.4%
New Zealand	2.4%
Philippines	0.8%
Singapore	0.3%
Australia	0.0%*
Other	2.9%
Israel	2.9%
North America	2.3%
Canada	2.3%
Latin America	1.9%
Mexico	1.9%

* Amount is less than 0.1%.

The Oakmark International Small Cap Fund

Schedule of Investments—December 31, 2007 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—97.5%

Advertising—1.8%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	378,700	10,632,202
Aegis Group plc (United Kingdom)	Media Services Provider	2,868,000	6,667,498
			17,299,700

Apparel, Accessories & Luxury Goods—2.5%
Bulgari S.p.A. (Italy)	Jewelry Manufacturer & Retailer	1,704,900	23,788,978

Automotive Retail—2.2%
USS Co., Ltd. (Japan)	Used Car Auction Facility Manager	331,300	20,653,317

Broadcasting & Cable TV—5.9%
M6 Metropole Television (France)	Television Entertainment Channel Owner & Operator	1,251,800	32,887,164
Media Prima Berhad (Malaysia)	Film Producer & Sports Promoter	26,087,500	22,166,881
			55,054,045

Homefurnishing Retail—2.0%
Beter Bed Holding NV (Netherlands)	Bedroom Furniture Retailer	731,970	18,984,523

Home Improvement Retail—3.0%
Carpetright plc (United Kingdom)	Carpet Retailer	1,669,500	28,197,020

Leisure Products—1.3%
Trigano SA (France)	Manufacturer and Retailer of Recreational Vehicles and Garden Equipment	288,587	12,467,732

Movies & Entertainment—1.0%
CTS Eventim AG (Germany)	Entertainment Tickets Producer & Distributor	245,241	9,485,450

Photographic Products—3.5%
Vitec Group plc (United Kingdom) (b)	Photo Equipment & Supplies	2,812,479	32,692,115

Publishing—3.0%
Tamedia AG (Switzerland)	TV Broadcasting & Publishing	148,201	19,210,030
Daekyo Co., Ltd. (Korea)	Educational Information Service Provider	97,828	9,280,622
			28,490,652

Specialty Stores—3.0%
JJB Sports plc (United Kingdom)	Sportswear & Sports Equipment Retailer	11,509,700	28,244,171

Textiles—2.1%
Chargeurs SA (France) (b)	Wool, Textile Production & Trading	790,182	19,606,272

Household Products—1.9%
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	4,007,200	17,571,090

Packaged Foods & Meats—2.9%
Binggrae Co., Ltd. (Korea) (a)	Dairy Products Manufacturer	481,360	19,387,075
Alaska Milk Corporation (Philippines) (b)	Milk Producer	56,360,000	7,108,222
			26,495,297

Soft Drinks—1.2%
Britvic Plc (United Kingdom)	Soft Drink Manufacturer & Marketer	1,648,700	11,334,845

Asset Management & Custody Banks—7.0%
MLP AG (Germany)	Asset Management	2,979,000	46,740,994
Julius Baer Holding AG (Switzerland)	Asset Management	232,200	19,177,552
			65,918,546

Investment Banking & Brokerage—2.3%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	2,399,500	21,824,398

Real Estate Management & Development—3.0%
LSL Property Services PLC (United Kingdom) (b)	Residential Property Service Provider	8,205,000	22,824,669
Estavis AG (Germany) (a)	Real Estate Investment Company	267,400	5,436,651
			28,261,320

Reinsurance—3.0%
Benfield Group Ltd. (United Kingdom)	Reinsurance Service Provider	5,049,800	27,794,049

Health Care Distributors—1.3%
Amplifon S.p.A. (Italy)	Hearing Aids and Supplies Distributor	2,442,712	12,380,366
Australian Pharmaceutical Industries Limited (Australia) (a)	Pharmaceutical Products Distributor	243,171	388,957
			12,769,323

Life Sciences Tools & Services—2.3%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufacturers	1,116,100	21,553,748

Pharmaceuticals—0.3%
Santen Pharmaceutical Co., Ltd. (Japan)	Pharmaceuticals	127,300	3,157,236

Air Freight & Logistics—2.3%
Freightways Limited (New Zealand) (b)	Express Package Services	7,624,568	21,854,574

Airport Services—0.3%
BBA Aviation PLC (United Kingdom) (a)	Flight Support & Aftermarket Services & Systems Provider	666,100	2,716,567

Diversified Commercial & Professional Services—0.9%
Cision AB (Sweden) (a)	Business & Communication Intelligence	3,206,700	8,433,201

Human Resource & Employment Services—4.3%
Pasona Group, Inc. (Japan) (b)	Placement Service Provider	27,030	25,700,139
Michael Page International plc (United Kingdom)	Recruitment Consultancy Services	2,677,300	15,321,010
			41,021,149

Industrial Conglomerates—3.7%
Tomkins plc (United Kingdom)	International Manufacturing	7,183,800	25,229,667
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	82,700	6,563,926
Haw Par Corporation Limited (Singapore)	Diversified Operations	620,900	3,062,610
			34,856,203

Industrial Machinery—9.8%
Enodis plc (United Kingdom)	Food Processing Equipment	10,507,650	33,405,921
Duerr AG (Germany) (a)	Automotive Industry Machinery Manufacturer	624,700	24,244,254
Interpump Group S.p.A. (Italy)	Pump & Piston Manufacturer	2,261,776	23,256,779
Domino Printing Sciences plc (United Kingdom)	Printing Equipment	1,899,100	11,131,860
			92,038,814

Office Services & Supplies—2.7%
Sperian Protection (France)	Manufactures Protection Equipment For People In Hazardous Work Environments	227,418	25,906,976

Communications Equipment—1.6%
Raymarine PLC (United Kingdom) (a)	Leisure Marine Electronics Products	2,535,457	14,698,228

Electronic Equipment Manufacturers—2.8%
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,499,300	26,312,715

IT Consulting & Other Services—4.7%
Ementor ASA (Norway) (a)	Management & IT Consulting Services	3,761,000	28,520,744
Morse PLC (United Kingdom) (b)	IT Consulting & Other Services	11,990,315	15,962,586
			44,483,330

Office Electronics—5.5%
Neopost SA (France)	Mailroom Equipment Supplier	385,189	39,629,662
Boewe Systec AG (Germany)	Automated Paper Management Systems Producer	285,039	11,836,016
			51,465,678

Systems Software—0.7%
Monitise PLC (United Kingdom) (a)(b)	Mobile Banking Service Solutions	24,657,285	6,736,679

Construction Materials—1.7%
Titan Cement Co. SA (Greece)	Cement & Building Materials Producer & Distributor	354,500	16,143,207

Total Common Stocks (Cost: $943,759,415)			918,311,148

Name	Description	Par Value	Market Value
Short Term Investments—0.2%

Repurchase Agreement—0.2%
State Street Bank and Trust Co. Repurchase Agreement, 4.00% dated 12/31/2007 due 1/2/2008, repurchase price $1,827,070, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 5.328%, with a maturity of 8/15/2036, and with an aggregate market value plus accrued interest of $1,919,178		1,826,664	1,826,664

Total Repurchase Agreement (Cost: $1,826,664)			1,826,664

Total Short Term Investments (Cost: $1,826,664)			1,826,664

Total Investments (Cost $945,586,079)—97.7%			$920,137,812
Foreign Currencies (Cost $1,724,521)—0.2%			$1,729,216
Other Assets In Excess Of Other Liabilities—2.1%			19,939,692

Total Net Assets—100%			$941,806,720

(a)     Non-income producing security.

(b)     See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

THE OAKMARK FUNDS

Notes to the Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an investment company organized as a Massachusetts business trust, organized on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): The Oakmark Fund (“Oakmark”), The Oakmark Select Fund (“Select”), The Oakmark Equity and Income Fund (“Equity and Income”), The Oakmark Global Fund (“Global”), The Oakmark Global Select Fund (“Global Select”), The Oakmark International Fund (“International”), and The Oakmark International Small Cap Fund (“Int’l Small Cap”).

Security valuation—

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Equity securities principally traded on securities exchanges outside the United States shall be valued at, depending on local convention or regulation, the last sales price, last bid or asked price, the mean between the last bid and asked prices, an official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued on an amortized cost basis, which approximates value. Options are valued at the last reported sales price on the day of valuation, or lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations, or if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair values, determined by or under the direction of the pricing committee established by the Board of Trustees. A significant event may include the performance of U.S. markets since the close of foreign markets. The pricing committee appointed by the Board of Trustees evaluates movements in the U.S markets after the close of foreign markets and may adjust security prices to reflect changes in reaction to U.S. markets as determined by a third party model. At December 31, 2007, no Funds except Equity and Income held securities for which market quotations were not readily available.  Equity and Income held a security whose market value was determined by procedures established in good faith by the Board of Trustees.

Foreign currency translations—

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from securities.

Net realized gains and losses on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities, at quarter end resulting from changes in exchange rates.

Forward foreign currency contracts—

The Funds’ currency transactions are limited to transaction hedging and portfolio hedging. The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  At December 31, 2007, Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts as follows:

The Oakmark Global Fund

	Contract	Settlement	Valuation at	Unrealized Appreciation/
	Amount	Date	12/31/07	(Depreciation)
Foreign Currency Sold:
British Pound Sterling	15,800,000	1/7/08	$31,391,124	$267,494
British Pound Sterling	24,800,000	1/18/08	$49,257,140	1,076,940
British Pound Sterling	12,810,000	1/23/08	$25,439,379	726,327
British Pound Sterling	7,470,000	3/7/08	$14,817,246	164,661
British Pound Sterling	22,130,000	4/4/08	$43,863,056	1,113,956
British Pound Sterling	26,600,000	4/21/08	$52,692,617	1,210,288
Euro Dollar	42,800,000	3/31/08	$62,513,418	(1,925,524)
Euro Dollar	18,550,000	5/23/08	$27,087,220	381,620
Swiss Franc	105,500,000	5/9/08	$93,697,527	297,484
Swiss Franc	40,700,000	5/23/08	$36,166,816	892,479
			$436,925,543	$4,205,725

The Oakmark Global Select Fund

	Contract	Settlement	Valuation at	Unrealized Appreciation/
	Amount	Date	12/31/07	(Depreciation)
Foreign Currency Bought:
British Pound Sterling	3,165,000	1/7/08	$6,288,159	$(26,048)
			$6,288,159	$(26,048)
Foreign Currency Sold:
British Pound Sterling	3,165,000	1/7/08	6,288,159	53,583
British Pound Sterling	4,830,000	1/18/08	9,593,225	209,743
British Pound Sterling	1,125,000	1/23/08	2,234,138	63,788
British Pound Sterling	3,720,000	3/25/08	7,375,305	56,213
British Pound Sterling	140,000	4/4/08	277,489	7,047
British Pound Sterling	4,930,000	4/21/08	9,765,962	224,313
British Pound Sterling	310,000	4/30/08	613,900	20,419
British Pound Sterling	1,280,000	5/21/08	2,533,015	78,928
British Pound Sterling	5,330,000	6/5/08	10,542,282	382,086
Swiss Franc	12,640,000	5/9/08	11,225,941	35,642
Swiss Franc	4,940,000	5/23/08	4,389,781	108,325
			$64,839,197	$1,240,087

The Oakmark International Fund

	Contract	Settlement	Valuation at	Unrealized Appreciation/
	Amount	Date	12/31/07	(Depreciation)
Foreign Currency Sold:
British Pound Sterling	155,650,000	1/7/08	$309,242,307	$2,635,155
British Pound Sterling	216,500,000	1/18/08	430,006,888	9,401,513
British Pound Sterling	100,100,000	1/23/08	198,788,590	5,675,670
British Pound Sterling	284,900,000	4/4/08	564,689,771	14,340,989
British Pound Sterling	257,000,000	4/21/08	509,097,838	11,693,387
Euro Dollar	292,500,000	3/31/08	427,223,710	(13,159,247)
Euro Dollar	121,500,000	5/23/08	177,417,641	2,499,559
Swiss Franc	333,600,000	5/9/08	296,279,573	940,669
Swiss Franc	134,500,000	5/23/08	119,519,331	2,949,346
			$3,032,265,649	$36,977,041

The Oakmark International Small Cap Fund

	Contract	Settlement	Valuation at	Unrealized Appreciation/
	Amount	Date	12/31/07	(Depreciation)
Foreign Currency Sold:

British Pound Sterling	22,390,000	1/7/08	$44,484,004	$379,063
British Pound Sterling	38,540,000	1/18/08	76,547,185	1,673,600
British Pound Sterling	7,380,000	1/23/08	14,655,942	418,446
British Pound Sterling	21,150,000	4/4/08	41,920,634	1,064,626
British Pound Sterling	35,750,000	4/21/08	70,818,084	1,626,609
Euro Dollar	47,900,000	3/31/08	69,962,447	(2,154,967)
Euro Dollar	27,600,000	5/23/08	40,302,279	567,801
Swiss Franc	14,250,000	5/9/08	12,655,827	40,181
Swiss Franc	3,980,000	5/23/08	3,536,706	87,274
			$374,883,108	$3,702,633

Short sales—

Each Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale. At December 31, 2007, none of the Funds had short sales.

Repurchase agreements—

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Fund, through State Street, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 105% of the repurchase price, including interest. Harris Associates L.P. (“the Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 105% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending—

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time, and the counterparty is required to return the securities within five business days or less. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.

At December 31, 2007, none of the Funds had securities on loan.

Restricted securities—

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security Valuation section) since their acquisition dates. These securities are priced using market quotations and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At, December 31, 2007 Equity and Income held the following restricted securities:

Quantity	Security Name	Acquisition Date	Carrying Value	Cost	Value	Percentage of Net Assets
$3,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	6/27/2003	99.8623	100.68	$2,995,869	0.02%
5,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/20/2003	99.8623	96.41	4,993,115	0.04%
300,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/21/2003	99.8623	96.79	299,587	0.00%
11,700,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	4/6/2004	99.8623	103.31	11,683,889	0.08%
			Totals		$19,972,460	0.14%

2.  INVESTMENTS IN AFFILIATED ISSUERS

An issuer in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an affiliated issuer as defined under the Investment Company Act of 1940.  A schedule of each Fund’s investments in securities of affiliated issuers for the quarter ended December 31, 2007, is set forth below:

Schedule of Transactions with Affiliated Issuers

The Oakmark Equity and Income Fund

		Purchases	Sales	Dividend	Value December 31,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2007

Mueller Water Products, Inc., Class B	6,719,153	0	0	117,585	66,989,955
Varian, Inc.+	1,567,333	0	6,106,339	0	102,346,845
TOTALS		$0	$6,106,339	$117,585	$169,336,800

Schedule of Transactions with Affiliated Issuers

The Oakmark International Fund

		Purchases	Sales	Dividend	Value December 31,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2007

Meitec Corporation	2,483,800	0	0	40,395	75,081,006
Signet Group plc	154,080,300	30,175,217	0	0	213,544,895
Trinity Mirror plc	15,461,248	0	18,079,018	2,319,512	107,064,427
TOTALS		$30,175,217	$18,079,018	$2,359,907	$395,690,328

Schedule of Transactions with Affiliated Issuers

The Oakmark Int’l Small Cap Fund

		Purchases	Sales	Dividend	Value December 31,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2007

Alaska Milk Corporation	56,360,000	$0	$0	$73,942	$7,108,222
Chargeurs SA	790,182	0	0	0	19,606,272
Freighways Limited	7,624,568	0	0	0	21,854,574
LSL Property Services PLC	8,205,000	8,909,123	3,768,241	0	22,824,669
Monitise PLC +	24,657,285	0	0	0	6,736,679
Morse plc	11,990,315	0	579,958	863,353	15,962,586
Pasona, Inc.	27,030	0	83,231	278,550	25,700,139
Vitec Group plc	2,812,479	0	1,118,824	0	32,692,115
TOTALS		$8,909,123	$5,550,254	$1,215,845	$152,485,256

+    Non-income producing security.

3.  FEDERAL INCOME TAXES

At, December 31, 2007 cost of investments for federal income tax purposes and related composition of unrealized gains and losses were as follows:

	Cost of Investments			Net Unrealized
	for Federal Income	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)

Oakmark	$3,861,876,336	$1,355,457,028	$(249,765,177)	$1,105,691,851
Select	3,267,243,270	1,130,949,937	(359,929,659)	771,020,278
Equity and Income	11,365,634,024	2,565,061,304	(220,242,969)	2,344,818,335
Global	2,476,408,297	519,746,767	(96,460,065)	423,286,702
Global Select	301,007,555	12,514,330	(34,218,896)	(21,704,566)
International	7,262,353,340	779,954,353	(407,414,128)	372,540,225
Int’l Small Cap	950,522,888	106,726,346	(137,111,422)	(30,385,076)

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	February 29, 2008

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Financial Officer
Date:	February 29, 2008